Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 346,357	$ 347,417